Summary of Significant Accounting Policies (Tables)	8 Months Ended
Sep. 30, 2021
Decarbonization Plus Acquisition Corporation Iii | Class A Common Stock
Schedule of Class A Common Stock Subject to Possible Redemption

Gross Proceeds	$350,000,000
Proceeds allocated to Public Warrants	$(16,800,000)
Class A shares offering costs	$(19,172,254)
Accretion of carrying value to redemption value	$35,972,254
Class A common stock subject to possible redemption	$350,000,000